Consolidated Statements of Equity $ in Millions		CAD ($)	Common Shares CAD ($)	Preference shares CAD ($)	Common Shares CAD ($)	Common Shares Common Shares CAD ($)	Preferred Shares CAD ($)	Warrants CAD ($)	Paid in Surplus CAD ($)	Paid in Surplus Common Shares CAD ($)	Retained Earnings CAD ($)	Retained Earnings Common Shares CAD ($)	Retained Earnings Preference shares CAD ($)	AOCI CAD ($) [1]	Non-Controlling Interest CAD ($)
Beginning balance at Dec. 31, 2021		$ 23,596			$ 17,016		$ 519	$ 215	$ 4,284		$ 878			$ 684	$ 12
Net Earnings (Loss)		6,450									6,450
Other Comprehensive Income (Loss), Net of Tax		786												786
Comprehensive Income (Loss)		7,236									6,450			786
Common shares issued under stock option plans (in shares)						170
Common Shares Issued Under Stock Option Plans			$ (138)							$ 32
Purchase of Common Shares Under NCIBs	[2]		(2,530)			$ (959)				(1,571)
Warrants Exercised		62			93			(31)
Stock-Based Compensation Expense		10							10
Dividends paid			(682)	$ (35)								$ (682)	$ (35)
Variable Dividends on Common Shares			(219)									(219)
Non-Controlling Interest															1
Ending balance at Dec. 31, 2022		27,576			16,320		519	184	2,691		6,392			1,470	13
Net Earnings (Loss)		4,109									4,109
Other Comprehensive Income (Loss), Net of Tax		(262)												(262)
Comprehensive Income (Loss)		3,847									4,109			(262)
Common shares issued under stock option plans (in shares)						58
Common Shares Issued Under Stock Option Plans			(46)							12
Purchase of Common Shares Under NCIBs	[2]		(1,061)			$ (373)				$ (688)
Warrants Exercised		18			26			(8)
Stock-Based Compensation Expense		11							11
Dividends paid			(990)	$ (36)								$ (990)	$ (36)
Variable Dividends on Common Shares			$ 0
Warrants Purchased and Cancelled		(713)						(151)			(562)
Non-Controlling Interest															1
Ending balance at Dec. 31, 2023		$ 28,698			$ 16,031		$ 519	$ 25	$ 2,002		$ 8,913			$ 1,208	$ 14

[1]	Accumulated other comprehensive income (loss) (“AOCI”).
[2]	Normal course issuer bid (“NCIB”).